Share-based payments	6 Months Ended
Dec. 31, 2022
Share-based payments [Abstract]
Share-based payments
Note 18. Share-based payments

The Group has entered into a number of share-based compensation arrangements. Details of these arrangements, which are considered as options for accounting purposes, are described below:

Employee Share Plan
The Group's Employee Share Plan is a loan-funded share scheme. These loan-funded shares generally vest subject to satisfying employment service periods (and in some cases, non-market-based performance milestones). The employment service periods are generally met in three equal tranches on the third, fourth and fifth anniversary of the grant date. Under this scheme, the Company issues a limited recourse loan (that has a maximum term of up to 9 years and 11 months) to employees for the sole purpose of acquiring shares in the Company. Upon disposal of any loan-funded shares by employees, the aggregate purchase price for the shares shall be applied by the Company to pay down the outstanding loan payable.

The recourse on the loan is limited to the lower of the initial amount of the loan granted to the employee and the proceeds from the sale of the underlying shares. Employees are entitled to exercise the voting and dividend rights attached to the shares from the date of allocation. If the employee leaves the Company within the vesting period, the shares may be bought back by the Company at the original issue price and the loan is repaid. Loan-funded shares have been treated as options as required under IFRS 2 Share-based Payments. Vesting of instruments granted under the Employee Share Plan is dependent on specific service thresholds being met by the employee.

2021 Executive Director Liquidity and Price Target Options
On 20 January 2021, the Group's board approved the grant of 1,000,000 options each to entities controlled by Daniel Roberts and William Roberts (each an Executive Director) to acquire ordinary shares at an exercise price of $3.8647 (A$5.0005) with an expiration date of 20 December 2025. All 'Executive Director Liquidity and Price Target Options' vested on completion of the IPO on 17 November 2021 in accordance with the following vesting thresholds:

●	If the IPO price or volume weighted average market price (‘VWAP’) of an ordinary share over any consecutive 20 trading day period is equal to or exceeds $5.41 (A$7.00): 300,000 options vest

●	If the IPO price or VWAP of an ordinary share over any consecutive 20 trading day period is equal to or exceeds $6.96 (A$9.00): 300,000 options vest

●	If the IPO price or VWAP of an ordinary share over any consecutive 20 trading day period is equal to or exceeds $8.50 (A$11.00): 400,000 options vest

The option holder is entitled to receive, in its capacity as a holder of the options, an income distribution per vested option equal to any dividend, distribution, capital return or buyback proceeds (collectively, ‘Distribution’) paid by the Company per ordinary share as if any vested options were exercised and ordinary shares issued to the option holder at the relevant time of such Distribution. The options are subject to customary adjustments to reflect any reorganization of the Company’s capital. As at 31 December 2022, none of the 2,000,000 outstanding vested 'Executive Director Liquidity and Price Target Options' have been exercised.

Employee Option Plan
The Board approved an Employee Option Plan on 28 July 2021. The terms of the Employee Option Plan are substantially similar to the Employee Share Plan, with the main difference being that the incentives are issued in the form of options and loans are not provided to participants. If the employee leaves the Company within the vesting period of the options granted, the Board retains the absolute discretion to cancel any unvested options held by the employee. Vesting of options granted under the Employee Option Plan is dependent on specific service thresholds being met by the employee.

Non-Executive Director Option Plan
The Board approved a Non-Executive Director Option Plan (‘NED Option Plan’) on 28 July 2021. The terms of the NED Option Plan are substantially similar to the Employee Option Plan. Vesting of instruments granted under the NED Option Plan is dependent on specific service thresholds being met by the Non-Executive Director. Where an option holder ceases to be a Director of the Company within the vesting period, the options granted to that Director will vest on a pro-rata basis of the associated service period. The Board retains the absolute discretion to cancel any remaining unvested options held by the option holder.

2021 Executive Director Long-term Target Options
On 18 August 2021, the Group's shareholders approved the grant of 2,400,000 long-term options each to entities controlled by Daniel Roberts and William Roberts to acquire ordinary shares at an exercise price of $75 per option (‘Long-term Target Options’). These options were granted on 14 September 2021, and have a contractual exercise period of 12 years.

The Long-term Target Options will vest in four tranches following listing of the Company, if the relevant ordinary share price is equal to or exceeds the corresponding vesting threshold and the relevant Executive Director has not voluntarily resigned as a Director of the Company. The vesting thresholds are detailed below:

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $370: 600,000 Long-term Target Options will vest.

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $650: 600,000 Long-term Target Options will vest.

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $925: 600,000 Long-term Target Options will vest.

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $1,850: 600,000 Long-term Target Options will vest.

The VWAP vesting thresholds may also be triggered by a sale or takeover of the Company based upon the price per ordinary share received in such transaction.

The option holder is entitled to receive in its capacity as a holder of the options, a distribution paid by the Company per ordinary share as if the vested options were exercised and ordinary shares issued to the option holder at the relevant time of such distribution.

The options are subject to customary adjustments to reflect any reorganization of the Company's capital, as well as adjustments to vesting thresholds including any future issuance of ordinary shares by the Company.

Restricted Share Units ('RSUs')
On 1 July 2022, the Group issued a total of 1,953,535 restricted share units. These RSUs include a grant of 1,073,706 RSUs to the below Directors of the Company:

Director	Title	Number of RSU's granted

Daniel Roberts	Executive Director and Co-CEO	534,853
William Roberts	Executive Director and Co-CEO	534,853
Michael Alfred	Non-Executive Director	4,000

229,223 of the RSUs each granted to Daniel Roberts and William Roberts have associated vesting conditions of which 50% of each individual's RSU grant will vest after 3.25 years and the remaining 50% will vest after 4.25 years, subject to the following criteria which is tested at the end of each respective vesting period:

- 80% vesting based on continued service with the Group over the vesting period; and
- 20% vesting based on total shareholder return against a peer group of Nasdaq listed entities (and continued service over the vesting period).

305,630 of the RSUs granted to each of Daniel Roberts and William Roberts are subject to a sole vesting condition and will immediately vest when the daily closing share price of the of the ordinary shares of Company exceeds $28 for 10 trading days out of any 15 consecutive full trading day period following the grant date.

The 4,000 RSUs issued to Michael Alfred vested on 15 December 2022 as he met the sole service condition of remaining as a Non-executive Director of the Company until 15 December 2022.

325,415 RSUs were also granted to the below executive Key Management Personnel (‘KMP’) and Company Secretary with the remaining 554,414 RSU’s issued to other executives and employees of the Group.

KMP	Title	Number of RSUs granted

Lindsay Ward	President	160,858
David Shaw	Chief Operating Officer	84,450
Belinda Nucifora	Chief Financial Officer	80,107

All of the RSU’s (other than those issued to the Director's) have identical vesting conditions of which 50% of each individual's RSU grant will vest after three years and the remaining 50% will vest after four years, subject to the following criteria which is tested at the end of each respective vesting period:

- 80% vesting based on continued service with the Group over the vesting period; and
- 20% vesting based on total shareholder return against a peer group of Nasdaq listed entities (and continued service over the vesting period).

On 16 December 2022, the Group issued a total of 104,559 restricted share units to Non-Executive Directors of the Company. These RSUs will vest at the earlier of within 10 days of the release of the consolidated Group financial statements for the year ended 30 June 2023 or by 31 December 2023:

Director	Title	Number of RSU's granted

David Batholomew	Non-Executive Director	34,853
Chris Guzowski	Non-Executive Director	34,853
Michael Alfred	Non-Executive Director	34,853

For all RSUs issued the Board has full discretion to, at any time, interpret, apply or not apply, amend, modify, or terminate the LTIP, any plan rules and any individual RSU granting and vesting.

Reconciliation of outstanding share options and RSUs
Set out below are summaries of options and RSUs granted under all plans:

	Number of options/RSUs	Weighted average exercise price
	Six months ended 31 Dec 2022	Six months ended 31 Dec 2022

Outstanding as at 1 July 2022	9,010,547	$41.67
Granted during the period	2,058,094	$0.00
Forfeited during the period	(170,440)	$14.01
Exercised during the period	(4,000)	$0.00

Outstanding as at 31 December 2022	10,894,201	$34.25

Exercisable as at 31 December 2022	3,440,160	$3.00

As at 31 December 2022, the weighted average remaining contractual life of options outstanding is 7.93 years (30 June 2022: 8.69 years).

The share-based payment expense for the three months ended 31 December 2022 was $3,152,000 (31 December 2021: $4,927,000).

The share-based payment expense for the six months ended 31 December 2022 was $6,770,000 (31 December 2021: $6,777,000).